Financial Assets and Financial Liabilities - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Financial assets by category
Cash and cash equivalents	€ 672,387	€ 446,267	€ 384,539	€ 584,517
Total financial assets	1,002,553	804,101
Classified in the statement of financial position
Non-current assets	41,557	109,369
Current assets	960,996	694,732
Total financial assets	1,002,553	804,101
Borrowings
Convertible senior notes	399,000
Derivative liabilities	102,031	0
Total financial liabilities	689,224	164,378
Classified in the statement of financial position
Non-current liabilities	600,161	97,966
Current liabilities	89,063	66,412
Total financial liabilities	689,224	164,378
Financial liabilities at amortised cost, class [member]
Borrowings
Convertible senior notes	399,037	0
Lease liabilities	113,172	104,961
Trade payables and accrued expenses	74,984	59,417
Financial liabilities measured at amortized cost	587,193	164,378
Total financial liabilities	587,193
Classified in the statement of financial position
Total financial liabilities	587,193
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Borrowings
Financial liabilities measured at fair value through profit or loss	102,031	0
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	4,369	2,200
Other receivables	3,309	12,276
Marketable Securities	322,488	343,358
Cash and cash equivalents	672,387	446,267
Financial assets measured at amortized cost	€ 1,002,553	€ 804,101